Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year Ended December 31	Amount
$
2019	9,497,215
2020	8,868,145
2021	5,559,309
2022	3,881,140
2023	3,881,140
Then thereafter	16,608,082
Total	48,295,031